Note 11 Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial assets and liabilities designated at fair value through profit or loss [Line Items]
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	€ 1,007	€ 1,006
Financial liabilities at fair value through profit or loss	1,007	1,006
Customer deposits at fair value	865	897
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	6,810	5,997
Other financial liabilities at fair value	13,774	11,524
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	€ 21,450	€ 18,417